Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Consolidated Statements of Comprehensive Income
Net (loss) income	$ (55,927)	$ 99,804	$ 233,482
Other comprehensive income (loss), before tax:
Foreign currency translation adjustments	60,079	62,514	(52,331)
Change in unrealized (loss) gain on cash flow hedges:
Unrealized (loss) gain on cash flow hedges	(594)	4,059	(1,780)
Reclassification of gain to net income	(244)	(640)	(1,011)
Total change in unrealized (loss) gain on cash flow hedges	(838)	3,419	(2,791)
Unrealized gain on hedge of net investment in foreign operation		1,861	494
Unrealized (loss) gain on available-for-sale securities	(3,046)	2,845	3,913
Unrealized gain (loss) on defined benefit plans	395	(2,055)	(1,725)
Share of other comprehensive loss of associate		(748)
Other comprehensive income (loss), before tax	56,590	67,836	(52,440)
Income tax (provision) benefit related to items of other comprehensive income	(17,259)	(20,009)	6,943
Other comprehensive income (loss)	39,331	47,827	(45,497)
Total comprehensive (loss) income	(16,596)	147,631	187,985
Less: Total comprehensive income attributable to non-controlling interests	19,343	14,547	31,648
Total comprehensive income (loss) attributable to IGT PLC	$ (35,939)	$ 133,084	$ 156,337